Summary of Significant Accounting Policies (Details) $ / shares in Units, € in Millions, ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) Segment $ / shares	Jun. 30, 2026 HKD ($) Segment	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2022	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Security deposit for notes payable				$ 300,296
Notes receivable				86,149
Allowance for credit losses of notes receivable
Allowance for credit loss				1,719,781			3,823,023				$ 367,577
Inventory valuation allowance
Allowance for uncollectible advance to vendors
Allowance for uncollectible balances				3,620			3,731
Impairment charge was recognized
Warranty holdback				773,330			797,036
Customer advances				1,698,526			$ 2,555,789
Revenue recognized	104,495		866,201
Lease term						1 year	1 year	1 year	1 year	1 year
Government grants	$ 23,825		$ 14,202
Net (loss) per share, basic (in Dollars per share) | $ / shares	$ (0.68)		$ (0.38)
Net (loss) per share diluted (in Dollars per share) | $ / shares	$ (0.68)		$ (0.38)
Statutory income tax rate Percentage	25.00%	25.00%	25.00%
Income tax rate	15.00%	15.00%			15.00%
Taxes
Penalties or interest relating to income taxes
Number of reportable segment | Segment	1	1
Cash			2,978,868	$ 4,428,602			3,577,685
Cash balances in bank accounts								¥ 10		€ 0.1
Recognized loss of fair value change in marketable securities	$ 825
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	26.10%	26.10%	38.80%
Customer Concentration Risk [Member] | Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.20%	13.20%		16.10%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	13.20%	13.20%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.80%	12.80%		10.00%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.20%	11.20%
Financial Stability Department (“FSD”) [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit						¥ 500,000	70,000
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit insurance limit				$ 3,759,538			2,241,771
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.50%	18.50%	22.80%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	19.90%	19.90%		11.90%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.90%	10.90%	12.10%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.10%	16.10%		11.10%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%	14.00%		10.60%
Suppliers Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.70%	10.70%
Germany [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	15.825%	15.825%
Cash at bank				$ 56,232			501,843
Cash balances in bank accounts							117,000
USA [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	21.00%	21.00%
State income tax	4.90%	4.90%
Cash at bank				99,572			358,151
Cash balances in bank accounts							250,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	17.00%	17.00%
Cash at bank				80,950			45,569
Cash balances in bank accounts							78,000		$ 0.1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	16.50%	16.50%
Assessable profits	$ 255,102	$ 2,000,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Net (loss) per share, basic (in Dollars per share) | $ / shares
Net (loss) per share diluted (in Dollars per share) | $ / shares
Income tax rate	25.00%	25.00%
Cash				2,024,619			755,784
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	31.90%	31.90%	31.90%
Income tax rate	50.00%	50.00%
Cash at bank				$ 2,130,682			1,882,679
Cash balances in bank accounts							$ 76,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	50.00%	50.00%
Restricted cash percentage	50.00%	50.00%
Percentage of contract price held back	3.00%	3.00%
Percentage of value added tax	6.00%	6.00%
Percentage of consumption tax						3.00%	3.00%	3.00%	3.00%	3.00%
Minimum [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate Percentage	8.25%	8.25%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Notes payable bank security percentage	100.00%	100.00%
Restricted cash percentage	100.00%	100.00%
Percentage of contract price held back	10.00%	10.00%
Percentage of value added tax	19.00%	19.00%
Percentage of consumption tax						10.00%	10.00%	10.00%	10.00%	10.00%